Fair Value Measurement - Schedule of Financial Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	€ 581,903	€ 672,661
Other current financial assets	99,451	90,917
Level 1
Disclosure of financial assets [line items]
Financial assets	26,775	29,581
Other current financial assets	26,775	29,581
Level 2
Disclosure of financial assets [line items]
Financial assets	499,771	585,949
Other current financial assets	21,079	7,970
Level 3
Disclosure of financial assets [line items]
Financial assets	55,357	57,131
Other current financial assets	51,597	53,366
Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	74,470	61,301
Other current financial assets	70,178	56,880
Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	27,833	39,550
Other current financial assets	23,488	28,440
Amortized cost
Disclosure of financial assets [line items]
Financial assets	479,600	571,810
Other current financial assets	5,785	5,597
Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	4,345	11,110
Derivative financial instruments | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | Level 2
Disclosure of financial assets [line items]
Financial assets	4,345	11,110
Derivative financial instruments | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	4,345	11,110
Derivative financial instruments | Amortized cost
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	225,316	296,279
Cash and cash equivalents | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Level 2
Disclosure of financial assets [line items]
Financial assets	225,316	296,279
Cash and cash equivalents | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets	225,316	296,279
Trade receivables
Disclosure of financial assets [line items]
Financial assets	216,670	240,457
Trade receivables | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Level 2
Disclosure of financial assets [line items]
Financial assets	216,670	240,457
Trade receivables | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Amortized cost
Disclosure of financial assets [line items]
Financial assets	216,670	240,457
Other non-current financial assets
Disclosure of financial assets [line items]
Financial assets	36,121	33,898
Other non-current financial assets | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Other non-current financial assets | Level 2
Disclosure of financial assets [line items]
Financial assets	32,361	30,133
Other non-current financial assets | Level 3
Disclosure of financial assets [line items]
Financial assets	3,760	3,765
Other non-current financial assets | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	4,292	4,421
Other non-current financial assets | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Other non-current financial assets | Amortized cost
Disclosure of financial assets [line items]
Financial assets	31,829	29,477
Other current financial assets
Disclosure of financial assets [line items]
Financial assets	99,451	90,917
Other current financial assets | Level 1
Disclosure of financial assets [line items]
Financial assets	26,775	29,581
Other current financial assets | Level 2
Disclosure of financial assets [line items]
Financial assets	21,079	7,970
Other current financial assets | Level 3
Disclosure of financial assets [line items]
Financial assets	51,597	53,366
Other current financial assets | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Financial assets	70,178	56,880
Other current financial assets | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Financial assets	23,488	28,440
Other current financial assets | Amortized cost
Disclosure of financial assets [line items]
Financial assets	5,785	5,597
Money market funds and floating income
Disclosure of financial assets [line items]
Other current financial assets	23,243	18,785
Money market funds and floating income | Level 1
Disclosure of financial assets [line items]
Other current financial assets	8,229	16,692
Money market funds and floating income | Level 2
Disclosure of financial assets [line items]
Other current financial assets	15,014	2,093
Money market funds and floating income | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Money market funds and floating income | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	15,014	2,093
Money market funds and floating income | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	8,229	16,692
Money market funds and floating income | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity
Disclosure of financial assets [line items]
Other current financial assets	21,984	22,399
Private equity | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Level 3
Disclosure of financial assets [line items]
Other current financial assets	21,984	22,399
Private equity | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	21,984	22,399
Private equity | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Fixed income
Disclosure of financial assets [line items]
Other current financial assets	15,259	11,748
Fixed income | Level 1
Disclosure of financial assets [line items]
Other current financial assets	15,259	11,748
Fixed income | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Fixed income | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Fixed income | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Fixed income | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	15,259	11,748
Fixed income | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds
Disclosure of financial assets [line items]
Other current financial assets	10,104	12,146
Real estate funds | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds | Level 3
Disclosure of financial assets [line items]
Other current financial assets	10,104	12,146
Real estate funds | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	10,104	12,146
Real estate funds | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds
Disclosure of financial assets [line items]
Other current financial assets	9,980	8,995
Hedge funds | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds | Level 3
Disclosure of financial assets [line items]
Other current financial assets	9,980	8,995
Hedge funds | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	9,980	8,995
Hedge funds | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt
Disclosure of financial assets [line items]
Other current financial assets	9,809	10,106
Private debt | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt | Level 2
Disclosure of financial assets [line items]
Other current financial assets	280	280
Private debt | Level 3
Disclosure of financial assets [line items]
Other current financial assets	9,529	9,826
Private debt | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	9,809	10,106
Private debt | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits
Disclosure of financial assets [line items]
Other current financial assets	5,524	5,431
Guarantee deposits | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Level 2
Disclosure of financial assets [line items]
Other current financial assets	5,524	5,431
Guarantee deposits | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	5,524	5,431
Equity
Disclosure of financial assets [line items]
Other current financial assets	3,287	1,141
Equity | Level 1
Disclosure of financial assets [line items]
Other current financial assets	3,287	1,141
Equity | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Equity | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Equity | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	3,287	1,141
Equity | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Equity | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables
Disclosure of financial assets [line items]
Other current financial assets	261	166
Financial receivables | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | Level 2
Disclosure of financial assets [line items]
Other current financial assets	261	166
Financial receivables | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | Fair value through profit or loss (FVPL)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | Fair value through other comprehensive income (FVOCI)
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	€ 261	€ 166